Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Major components of tax expense (income) [abstract]
Income tax relating to components of other comprehensive income, deferred taxes	$ 1	$ (28)	$ 31
Income tax relating to components of other comprehensive income, current taxes	$ 0	$ 0	$ 0